BUSINESS ACQUISITION (Tables)	3 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of fair value of consideration
Schedule of fair value of consideration
Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share	$418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share	944,583
Net liabilities assumed	2,871,066
Earnout liability	7,679,984
Cash paid	1,085,450
Fair value of total consideration paid	$13,000,000

Schedule of net asset acquired and liabilities assumed
Schedule of net asset acquired and liabilities assumed
Cash and cash equivalents	$107,689
Property	36,882
Total assets	144,571

Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	$3,015,637

Net liabilities assumed	$2,871,066